SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED-PARTY TRANSACTIONS
Balance Beginning of year	$ 2,595	$ 250	$ 165
Additions charged to costs and expenses	1,195	2,346	175
Deduction/ recoveries others	(2,401)	(1)	(90)
Balance Ending of year	$ 1,389	$ 2,595	$ 250